Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Disclosure of Other Current Assets

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
Prepayments*	3,521,300	2,377,901
Security deposit	53,194	65,060
Accrued income	21,073	43

	3,595,567	2,443,004

Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.